Commitments and Contingencies - Revenues from non-cancellable charter agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 2,292,614
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	518,333
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	390,923
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	344,838
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	306,158
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	280,647
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 451,715